Equity Incentive Plan (Details 1) - Stock Option [Member] - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Grant date fair value	$ 4.54	$ 4.87
Risk-free interest rate	$ 0.98	$ 0.92
Dividend yield	0.00%	0.00%
Expected life in years	5.8	5.7
Expected volatility	125.00%	122.00%